Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

December 31, 2022

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Money Market Fund	$30,445,339	$—	$—	$30,445,339
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$—	$—	$90,213	$90,213

June 30, 2023

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$—	$—	$704,851	$704,851
Derivative financial liabilities – Tranche 1B Warrants	$—	$—	$14,758	$14,758
Derivative financial liabilities – Tranche 2B Warrants	$—	$—	$1,469,800	$1,469,800
Total	$—	$—	$2,189,409	$2,189,409

Summary of Valuation Techniques and Inputs Applied for Level 3 Fair Value Measurement

	Valuation Methodology	Remaining Contractual Life (years)		Historical Volatility
		December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	Binomial Tree	8.53	8.03	132.9%	128.6%
Derivative financial liabilities – Tranche 1B Warrants	Monte Carlo	—	0.18	—	57.5%
Derivative financial liabilities – Tranche 2B Warrants	Monte Carlo	—	1.08 - 1.67	—	83.4% - 91.3%

Summary of Categories of Financial Instruments

	December 31,	June 30,
	2022	2023
Financial assets
Financial assets at fair value through profit or loss
Money market fund	$30,445,339	$—
Financial assets at amortized cost (1)	$27,490,152	$53,970,737

Financial liabilities
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$90,213	$704,851
Derivative financial liabilities – Tranche 1B Warrants	$—	$14,758
Derivative financial liabilities – Tranche 2B Warrants	$—	$1,469,800
	$90,213	$2,189,409
Financial liabilities at amortized cost (2)	$41,922,924	$46,098,591

Equity instruments
Equity instruments
Pre-Funded Warrants	$—	$8,262,698
Tranche 1A Warrants	$—	$1,539,117
Tranche 2A Warrants	$—	$2,173,285
	$—	$11,975,100

1)
The balances include financial assets at amortized cost, which comprise of cash and cash equivalents, trade receivable and refundable deposits.
2)
The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables, other current liabilities and long-term borrowings.

Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2022
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$2,312,357	0.7461	$1,725,279
AUD	A	$2,616,802	0.6820	$1,784,606

Financial liabilities
Monetary items
SGD	S	$16,298,191	0.7461	$12,160,288

	June 30, 2023
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$1,707,639	0.7329	$1,251,462
AUD	A	$1,463,565	0.6642	$972,042

Financial liabilities
Monetary items
SGD	S	$16,649,298	0.7329	$12,201,621

Sensitivity Analysis of Foreign Currency Risk

	For the six months ended June 30
	2022	2023
Profit or loss*
SGD	$(499,773)	$(547,508)
AUD	$—	$41,451

* This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.